Collateralized Transactions (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Financial instruments owned and pledged
Financial instruments owned and pledged, where counterparty has right to repledge	$ 399,306	$ 236,375
Securities received as collateral:
Securities borrowed	652,620	470,553
Securities purchased under agreements to resell	31,038	31,472
Total amounts related to collateralized transactions	683,658	502,025
Equity securities
Financial instruments owned and pledged
Financial instruments owned and pledged, where counterparty has right to repledge	376,583	219,159
Exchange traded notes
Financial instruments owned and pledged
Financial instruments owned and pledged, where counterparty has right to repledge	$ 22,723	$ 17,216